Financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Financial Instruments

	12.31.2024	12.31.2023
Public securities (i)	66.5	66.6
Private securities (ii)	99.9	146.4
Structured notes (iii)	133.2	—
Investment funds (iv)	125.2	27.4
Fixed-term deposit (v)	468.2	350.5
Others (vi)	95.0	100.8

	988.0	691.7

Current	639.7	521.7
Non-current	348.3	170.0

(i)	Debt securities issued in US$ by the Brazilian government with maturity in 2030.
(ii)	Corporate bonds issued by private financial institutions and non-financial institutions.
(iii)
Structured notes subject to the credit risk of the financial institution and the Brazilian government in the amount of US$ 87.1 and structured notes subject to the credit risk of two financial institutions (concurrently) in the amount of US$ 46.1.

(iv)	Embraer Multi-Strategy Equity Investment Fund in the amount of US$ 22.0 (2023: US$ 27.4) and portfolio managed by PNC Bank in the amount of US$ 103.2 (2023: nil).
(v)	Fixed-term deposits in US$ issued by financial institutions.
(vi)	Refers mainly to the investment in shares of the Republic Airways Holdings (“Republic Airways”).
As of December 31, 2024, the weighted average accumulated nominal interest rates, considering cash equivalents and financial investments, are 10.55% p.a. in R$, equivalent to 97.36% of the Interbank Deposit Certificate (“CDI”), and 5.50% p.a. in US$ (2023: 13.15% p.a. in R$, equivalent to 99.59% of the CDI, and 5.34% p.a. in US$).